VESSELS AND EQUIPMENT - Schedule of Movements in Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	$ 3,650,652
Property, plant and equipment at the end of the year	4,633,169	$ 3,650,652
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	3,600,372
Property, plant and equipment at the end of the year	4,573,881	3,600,372
Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	50,280
Property, plant and equipment at the end of the year	59,288	50,280
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	4,517,155	4,196,967	$ 3,900,164
Additions	1,139,257	34,333	201,933
Transfers from newbuildings	193,878	386,241	194,162
Disposals	(237,836)	(100,386)	(99,292)
Property, plant and equipment at the end of the year	5,612,454	4,517,155	4,196,967
Cost | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	4,390,718	4,089,351	3,805,768
Additions	1,113,143	16,483	189,193
Transfers from newbuildings	191,132	380,859	189,035
Disposals	(230,194)	(95,975)	(94,645)
Property, plant and equipment at the end of the year	5,464,799	4,390,718	4,089,351
Cost | Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	126,437	107,616	94,396
Additions	26,114	17,850	12,740
Transfers from newbuildings	2,746	5,382	5,127
Disposals	(7,642)	(4,411)	(4,647)
Property, plant and equipment at the end of the year	147,655	126,437	107,616
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(866,503)	(729,667)	(599,708)
Charge for the period	(230,070)	(161,947)	(152,477)
Disposals	117,288	25,111	22,518
Property, plant and equipment at the end of the year	(979,285)	(866,503)	(729,667)
Accumulated depreciation | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(790,346)	(666,860)	(550,082)
Charge for the period	(212,088)	(145,623)	(136,482)
Disposals	111,516	22,137	19,704
Property, plant and equipment at the end of the year	(890,918)	(790,346)	(666,860)
Accumulated depreciation | Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(76,157)	(62,807)	(49,626)
Charge for the period	(17,982)	(16,324)	(15,995)
Disposals	5,772	2,974	2,814
Property, plant and equipment at the end of the year	$ (88,367)	$ (76,157)	$ (62,807)